Trade and other payables	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
22. Trade and other payables

Trade and other payables include amounts owed to suppliers, tax authorities and other parties which are due to be settled within 12 months. The total also includes deferred amounts, some of which represent monies received from customers but for which we have not yet delivered the associated service. These amounts are recognised as revenue when the service is provided.

Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2022	2021
	£m	£m
Trade payables	3,113	2,165
Deferred payables	487	154
Customer contributions¹	137	138
Social security and other taxes	278	140
Contingent consideration	34	39
Other payables	866	881
	4,915	3,517
1.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.
Due to their short maturities, the fair value of trade payables approximates their carrying value.